Leases - Components of Lease Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating lease cost	$ 40	$ 22
Short-term lease cost	11	10
Sublease income	(5)	(3)
Total lease cost	$ 46	$ 29
Weighted-average remaining lease term (in years)	10 years 8 months 12 days	10 years 2 months 12 days
Weighted average discount rate (percent)	8.06%	7.12%
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	$ 32	$ 12
Financing cash flows for finance leases	0	1
ROU assets obtained in exchange for new lease liabilities
Operating leases	$ 69	$ 137